Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the option activities
The following table sets forth the share options activities for the years ended December 31, 2019, 2020 and 2021:

	Number of Options	Weighted–Average Exercise Price	Weighted–Average Grant Date Fair Value	Weighted–Average Grant Date Fair Value	Weighted–Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	RMB per option	Years	RMB

Outstanding at January 1, 2019	1,907,500	0.30	0.24	1.59	9.33	3,798
Granted	941,814	1.06	0.38	2.65	—	—
Forfeited	(92,190)	0.71	0.30	2.06	—	—

Outstanding at January 1, 2020	2,757,124	0.55	0.28	1.93	8.67	7,728
Granted	5,198,298	1.65	0.56	3.92	—	—
Forfeited	(545,823)	0.71	0.37	2.56	—	—

Outstanding at January 1, 2021	7,409,599	1.32	0.47	3.28	8.89	112,024
Granted	6,503,323	1.82	1.74	11.22	—	—
Forfeited	(280,222)	1.47	0.95	6.31	—	—
Exercised	(530,110)	0.51	0.28	1.89	—	—

Outstanding at December 31, 2021	13,102,590	1.60	1.10	7.21	8.86	12,335

Vested and expected to vest at December 31, 2021	13,102,590	1.60	1.10	7.21	8.86	12,335

Exercisable at December 31, 2021	2,976,223	0.93	0.69	4.66	7.79	7,138

Schedule of the assumptions used to estimate the fair value of the options
The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2021
Risk-free interest rate	2.9%-3.1%	1.6%-2.1%	1.1%-1.8%
Dividend yield	0%	0%	0%
Expected volatility range	53.7%-54.3%	54.9%-58.1%	52.2%-56.4%
Exercise multiple	2.20	2.20-2.80	2.20-2.80
Contractual life	10 years	10 years	10 years

Schedule Of Share-Based Compensation Expenses Related To RSUs
Share-based compensation expenses related to RSUs were included in:

	As of December 31,
	2021
	RMB	US$ (Note 2)
Research and development expenses	4,052	636
Administrative expenses	20,328	3,190

	24,380	3,826